Income Tax - Deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	$ 6,475	$ 8,592	$ 448
Deferred Tax Liabilities
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	(6,475)	(8,592)	(448)
Plant and equipment | Deferred Tax Liabilities
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)		(2,933)	(448)
Convertible notes payable | Deferred Tax Liabilities
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	(6,475)	(5,659)
Non-capital loss | Deferred Tax Assets
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)	$ 6,475	6,823	$ 448
Financial derivative liability | Deferred Tax Assets
Disclosure Of Income Tax Assets and Liabilities [Line Items]
Deferred income tax assets / (liabilities)		$ 1,769